Convertible Notes and Convertible Notes - Related Parties - September 2023 Offering (Details) - September 2023 Offering	2 Months Ended
Oct. 31, 2023 USD ($) $ / shares Y item
Convertible Notes and Convertible Notes - Related Parties
Number of warrants per unit | item	5
Exercise price of warrants exercisable	$ 200
Principal amount per unit	$ 1,000
Interest rate (in percentage)	8.00%
Gain (loss) on adjustment of effective interest rate | $	$ 0
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	us-gaap:BlackScholesMertonModelMember
Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	51.14
Exercise (Strike) price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	200
Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y	4.9
Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.044
Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.60
Automatic conversion upon SPAC merger
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Threshold days after the lock up expiration	21 days
Floor price	$ 5
Threshold issuance of common and preferred shares | $	$ 50,000,000
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%